Fair Value Measurements (Details) - Covista Retirement Plan (the "Plan") - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Investments at fair value	$ 672,063,701	$ 578,521,326
Money Market and Mutual Funds
Fair Value Measurements
Investments at fair value	260,503,027	233,661,656
Collective Trusts
Fair Value Measurements
Investments at fair value	401,652,649	335,274,580
Employer Common Stock
Fair Value Measurements
Investments at fair value	9,908,025	9,585,090
Level 1
Fair Value Measurements
Investments at fair value	270,411,052	243,246,746
Level 1 | Money Market and Mutual Funds
Fair Value Measurements
Investments at fair value	260,503,027	233,661,656
Level 1 | Employer Common Stock
Fair Value Measurements
Investments at fair value	9,908,025	9,585,090
Level 2
Fair Value Measurements
Investments at fair value	401,652,649	335,274,580
Level 2 | Collective Trusts
Fair Value Measurements
Investments at fair value	$ 401,652,649	$ 335,274,580